April 1, 2015

Paul Patel
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:Pre-Effective Amendment No. 1 to Registration Statement on Form S-1 for The Prudential Variable Contract Real Property Account, Registration No. 333-202192

Ladies and Gentlemen:

Pursuant to Rule 461, the registrant and principal underwriter for the above referenced registration statement, The Prudential Insurance Company of America and Pruco Securities LLC, respectively, hereby request acceleration of the above referenced Post-Effective Amendment so that it becomes effective on May 1, 2015.

Respectfully yours,

The Prudential Insurance Company of America

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President, Corporate Counsel

Pruco Securities LLC

/s/ Sun-Jin Moon
Sun-Jin Moon
Assistant Secretary

Via EDGAR